Basic and Diluted Earnings (Loss) Per Share (Details Narrative)	Dec. 31, 2016 $ / shares shares
NET LOSS PER SHARE
Stock options outstanding	5,873,336
Stock options vested and exercisable	4,860,001
Stock options average exercise price | $ / shares	$ 0.28